Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance Cost [Abstract]
Schedule of finance expenses

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Bank interest payable	12	27	16
Loan interest payable	3	2	2
Interest expense on lease liabilities	1,028	299	149
Unwinding of discount on provisions	24	6	2
	1,067	334	169